Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 596	¥ 850	¥ 1,193	¥ 1,870
Reinsurance premiums	¥ (1,467)	¥ (1,813)	¥ (2,849)	¥ (3,763)